Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2023
Shareholders’ Equity [Abstract]
Schedule of Ordinary Share Capital	Ordinary share capital (with no par value) is composed as follows:
	June 30, 2023		December 31, 2022
	Unaudited		Audited
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Number of shares

Ordinary shares	107,800,000	49,048,703	47,800,000	19,851,833

Schedule of Status of Options to Employees under the Company’s Option Plan	A summary of the status of options to employees under the Company’s 2012 Share Option Plan as of and for the six-month period ended June 30, 2023, and changes during the period then ended is presented below (unaudited):
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of period	3,303,346	$1.92	$115	6.14
Granted	114,500	$0.71	-
Exercised	(34,309)	$0.23	$12
Forfeited and expired	(795,172)	$3.65

Outstanding at end of period	2,588,365	$1.36	$-	6.39

Exercisable options	1,569,578	$1.74	$-	4.94

Vested and expected to vest	2,588,365	$1.36	$-	6.39

Schedule of Black-Scholes Option Pricing Model Assumptions Used To Value	The Black-Scholes option pricing model assumptions used to value the employee share options at the grant dates are presented in the following table for the six-month period ended June 30, 2023:
Dividend yield (%)	0
Expected volatility (%)	92.59-95.67
Risk-free interest rate (%)	3.38-3.73
Expected term (in years)	5.7-6.1

Schedule of the Total Share-Based Compensation Expense	The total share-based compensation expense recognized by the Company’s departments:
	Six Months Ended June 30,
	2023	2022
	Unaudited

Research and development	$1,022	$1,193
Marketing and business development	191	199
General and administrative	757	1,147

	$1,970	$2,539

Schedule of Outstanding Options Granted To Non-Employees	Outstanding options granted to non-employees as of June 30, 2023, were as follows (unaudited):
Grant date	Options outstanding as of June 30, 2023	Average Exercise price per share ($)	Options exercisable as of June 30, 2023	Exercisable through

April 2016	5,975	$3.10	5,975	April 2026
December 2016	7,170	$3.93	7,170	December 2026
June 2017	197,722	$4.10	197,722	June 2027
November 2017	17,925	$0.77	17,925	November 2027
August 2019	71,700	$0.77	71,700	August 2029
June 2020	64,530	$2.84	64,530	June 2030
April 2021	62,741	$2.03	62,741	April 2031
August 2021	15,000	$0.77	8,719	August 2031
December 2021	10,000	$6.80	4,975	December 2031
May 2022	65,625	$1.37	65,625	May 2032
November 2022	5,000	$1.05	1,650	November 2032
February 2023	16,000	$0.81	-	February 2033
May 2023	170,628	$0.60	-	May 2033

	710,016		508,732

Schedule of Warrants Exercisable Into Ordinary Shares	As of June 30, 2023, all warrants are exercisable into Ordinary shares, in which the outstanding issued warrants as of June 30, 2023, were as follows (unaudited):
Grant date	Warrants outstanding as of June 30, 2023	Average Exercise price per share ($)		Warrants exercisable as of June 30, 2023	Exercisable through

August 2019	200,596		$15.95	200,596	August 2023
September 2020	17,925		$16.00	17,925	September 2024
April 2022	155,794	$	*) 0.42	155,794	April 2029
July 2022	38,948	$	*) 0.42	38,948	July 2029

	413,263			413,263
*)	Following the modification mentioned in Note 4.